Postretirement Health-Care and Life-Insurance Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 Year	Jun. 30, 2012 Postretirement Medical And Life Insurance	Jul. 03, 2010 Postretirement Medical And Life Insurance	Jul. 02, 2011 Postretirement Medical And Life Insurance Maximum	Jun. 30, 2012 Postretirement Medical And Life Insurance Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Minimum age for eligibility for postretirement benefits	55
Postretirement benefits, requisite service period	10
Amortization of prior service cost					$ 9
Amortization of net actuarial loss					1
Amortization of net initial asset					1
Future plan benefit payments 2013		7
Future plan benefit payments 2014		7
Future plan benefit payments 2015		7
Future plan benefit payments 2016		7
Future plan benefit payments 2017		7
Future plan benefit payments from 2018 to 2022		38
Medicare Part D subsidy		$ 1	$ 1	$ 1